Annual Operating Expenses {- Overseas Portfolio} - 02.28 VIP Overseas Portfolio Investor PRO-12 - Overseas Portfolio - VIP Overseas Portfolio-Investor VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.65%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.85%